Restatement of Previously Issued Financial Statements - Schedule of Restatement of Statement of Operations (Detail) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net loss	$ (802,400,000)			$ (941,263,000)				$ (3,723,600,000)	$ (1,988,961,000)	$ (3,129,358,000)	$ (3,264,738,000)	$ (1,610,792,000)
Weighted Average Number of Shares Outstanding, Basic and Diluted	176,708,911			170,715,288				174,750,082	170,699,512	170,275,761	168,436,109	163,148,918
BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Net loss							$ (4,810,316)
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	48,300,000			28,464,130	20,458,594		32,101,364	48,300,000
Earnings Per Share, Basic and Diluted	$ 0.11			$ (0.03)	$ (0.04)		$ (0.11)	$ (0.16)
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	12,075,000			11,338,859	11,102,930		11,509,432	12,075,000
Earnings Per Share, Basic and Diluted	$ 0.11			$ (0.03)	$ (0.04)		$ (0.11)	$ (0.16)
As Previously Reported | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Net loss				$ (1,314,096)	$ (1,337,561)		$ (4,810,316)
As Previously Reported | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		48,300,000	48,300,000	47,612,727	47,612,727	48,300,000	48,042,857
Earnings Per Share, Basic and Diluted		$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
As Previously Reported | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		12,075,000	12,075,000	12,075,000	12,075,000	12,075,000	11,509,432
Earnings Per Share, Basic and Diluted		$ (0.93)	$ (0.47)	$ (0.11)	$ (0.11)	$ (1.39)	$ (0.43)
Restatement Adjustment | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Net loss							$ 0
Restatement Adjustment | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted				(19,148,597)	(27,154,133)		(15,941,493)
Earnings Per Share, Basic and Diluted				$ (0.03)	$ (0.04)		$ (0.11)
Restatement Adjustment | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted				(736,141)	(972,070)		0
Earnings Per Share, Basic and Diluted				$ 0.08	$ 0.07		$ 0.32
As Restated | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Net loss				$ (1,314,096)	$ (1,337,561)		$ (4,810,316)
As Restated | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		48,300,000	48,300,000	28,464,130	20,458,594	48,300,000	32,101,364
Earnings Per Share, Basic and Diluted		$ (0.19)	$ (0.09)	$ (0.03)	$ (0.04)	$ (0.28)	$ (0.11)
As Restated | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		12,075,000	12,075,000	11,338,859	11,102,930	12,075,000	11,509,432
Earnings Per Share, Basic and Diluted		$ (0.19)	$ (0.09)	$ (0.03)	$ (0.04)	$ (0.28)	$ (0.11)